Cash Flow Reconciliations - Reconciliation of vessels arising from investing activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Cash flows
Additions cash flow		$ 24,177	$ 5,131
Cash flows		24,177	5,131
Non-cash items
Additions non-cash		9,568	534
Depreciation expense		(81,590)	(81,089)
Non-cash items		(72,022)	(80,555)
Total
Balance, at the beginning of the year	[1]	2,363,668	2,439,092
Additions		33,745	5,665
Depreciation expense		(81,590)	(81,089)
Balance, at the end of the year		$ 2,315,823	$ 2,363,668	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).